Label	Element	Value
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.00%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.00%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.00%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.90%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.20%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Pacer Swan SOS Fund of Funds ETF | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Pacer Swan SOS Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%